IFRS 7 - Disclosure - Market Risk - Sensitivity of After-tax Economic Value at Risk by Currency (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018
100 bps increase [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) on Economic Value of Shareholders' Equity	$ (337)	$ (304)	$ (288)
100 bps increase [member] | Canadian Dollar [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) on Economic Value of Shareholders' Equity	(66)	(58)	(37)
100 bps increase [member] | U.S. Dollar [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) on Economic Value of Shareholders' Equity	(271)	(246)	(251)
100 bps decrease [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) on Economic Value of Shareholders' Equity	(274)	(149)	(52)
100 bps decrease [member] | Canadian Dollar [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) on Economic Value of Shareholders' Equity		1	(41)
100 bps decrease [member] | U.S. Dollar [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) on Economic Value of Shareholders' Equity	$ (274)	$ (150)	$ (11)